Share Capital - Disclosure of options outstanding and exercisable (Details)	Apr. 30, 2022 Shares $ / shares	Apr. 30, 2021 Shares	Apr. 30, 2020 Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding	14,640,472	9,090,000	5,343,000
Number of options exercisable	10,486,542	6,509,000
Expiry date 27-Feb-29 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.15
Adjusted exercise price | $ / shares	$ 0.14
Number of options outstanding	980,000
Number of options exercisable	980,000
Expiry date 13-Jun-24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.17
Adjusted exercise price | $ / shares	$ 0.16
Number of options outstanding	450,000
Number of options exercisable	450,000
Expiry date 30-Dec-24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.69
Adjusted exercise price | $ / shares	$ 0.66
Number of options outstanding	975,000
Number of options exercisable	975,000
Expiry date 07-Jan-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.72
Adjusted exercise price | $ / shares	$ 0.69
Number of options outstanding	75,000
Number of options exercisable	75,000
Expiry date 29-Jun-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.79
Adjusted exercise price | $ / shares	$ 0.76
Number of options outstanding	1,256,250
Number of options exercisable	1,246,250
Expiry date 06-Aug-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.15
Adjusted exercise price | $ / shares	$ 2.07
Number of options outstanding	1,590,000
Number of options exercisable	1,590,000
Expiry date 27-Aug-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.76
Adjusted exercise price | $ / shares	$ 1.69
Number of options outstanding	75,000
Number of options exercisable	75,000
Expiry date 01-Oct-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.46
Adjusted exercise price | $ / shares	$ 1.4
Number of options outstanding	125,000
Number of options exercisable	50,000
Expiry date 01-Dec-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.46
Adjusted exercise price | $ / shares	$ 1.4
Number of options outstanding	100,000
Number of options exercisable	50,000
Expiry date 12-Jan-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.71
Adjusted exercise price | $ / shares	$ 1.64
Number of options outstanding	60,000
Number of options exercisable	60,000
Expiry date 17-Feb-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.5
Adjusted exercise price | $ / shares	$ 1.44
Number of options outstanding	2,132,722
Number of options exercisable	1,599,542
Expiry date 22-Jun-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.31
Adjusted exercise price | $ / shares	$ 2.22
Number of options outstanding	4,057,500
Number of options exercisable	2,028,750
Expiry date 12-Jul-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.44
Adjusted exercise price | $ / shares	$ 2.34
Number of options outstanding	220,000
Number of options exercisable	110,000
Expiry date 27-Jul-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.44
Adjusted exercise price | $ / shares	$ 2.34
Number of options outstanding	139,000
Number of options exercisable	69,500
Expiry date 24-Sep-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.25
Adjusted exercise price | $ / shares	$ 2.25
Number of options outstanding	2,105,000
Number of options exercisable	1,052,500
Expiry date 01-Feb-27 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.45
Adjusted exercise price | $ / shares	$ 2.45
Number of options outstanding	300,000
Number of options exercisable	75,000